GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime 2015 Fund Class G Ticker: MXSJX Class G1 Ticker: MXSKX Class L Ticker: MXLEX	Great-West SecureFoundation® Lifetime 2040 Fund Class G Ticker: MXDSX Class G1 Ticker: MXESX Class L Ticker: MXLKX

Great-West SecureFoundation® Lifetime 2020 Fund Class G Ticker: MXSMX Class G1 Ticker: MXSPX Class L Ticker: MXLFX	Great-West SecureFoundation® Lifetime 2045 Fund Class G Ticker: MXSTX Class G1 Ticker: MXSWX Class L Ticker: MXLNX

Great-West SecureFoundation® Lifetime 2025 Fund Class G Ticker: MXSNX Class G1 Ticker: MXSOX Class L Ticker: MXLHX	Great-West SecureFoundation® Lifetime 2050 Fund Class G Ticker: MXFSX Class G1 Ticker: MXHSX Class L Ticker: MXLOX

Great-West SecureFoundation® Lifetime 2030 Fund Class G Ticker: MXSQX Class G1 Ticker: MXASX Class L Ticker: MXLIX	Great-West SecureFoundation® Lifetime 2055 Fund Class G Ticker: MXSYX Class G1 Ticker: MXSZX Class L Ticker: MXLPX

Great-West SecureFoundation® Lifetime 2035 Fund Class G Ticker: MXSRX Class G1 Ticker: MXSSX Class L Ticker: MXLJX

(the “Fund(s)”)

Supplement dated July 18, 2016 to the Prospectus for the Funds, dated April 29, 2016.

Effective immediately, under the “Principal Investment Strategies” section of the Prospectus, the second paragraph on page 55 is hereby deleted in its entirety and replaced with the following:

“Each Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocation. Changes in Underlying Funds, if deemed necessary by GWCM, will generally be made on the rebalancing date but may be effected over a several week period leading up to or following the rebalancing date. Rebalancing generally involves selling shares of certain Underlying Funds and purchasing shares of other Underlying Funds. As a result of rebalancing, expenses relating to redemption fees, if applicable, may be incurred by the Fund at the Underlying Fund level.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus dated April 29, 2016.

Please keep this Supplement for future reference.